10-K Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company is party to claims and lawsuits arising out of its business and that of its consolidated subsidiaries, which may include, but are not limited to, matters involving property damage, personal injury, and environmental, contractual and statutory obligations. The Company accrues a liability for those contingencies when the incurrence of a loss is probable and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, in some circumstances, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations management is unable to estimate an amount or range of a reasonably possible loss, including, but not limited to, when: (1) the damages are unsubstantiated or indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.
At December 31, 2022 and 2021, the Company accrued liabilities which have not been discounted of $1.0 million and $6.3 million, respectively. At December 31, 2022 and 2021, the Company also recorded corresponding insurance receivables of $325,000 and $6.2 million, respectively, related to the accrued liabilities. The accruals are for contingencies, including litigation and environmental matters. This includes amounts that have been accrued for matters discussed in Environmental matters within this note. Most of these claims and lawsuits are covered by insurance, thus the Company’s exposure is typically limited to its deductible amount. In January 2022, the Company paid a claim of $6.2 million that was covered by insurance and accrued during 2021. The Company will continue to monitor each matter and adjust accruals as might be warranted based on new information and further developments. Management believes that the outcomes with respect to probable and reasonably possible losses in excess of the amounts accrued, net of insurance recoveries, while uncertain, either cannot be estimated or will not have a material effect upon the Company’s financial position, results of operations or cash flows. Unless otherwise required by GAAP, legal costs are expensed as they are incurred.
Environmental matters
Portland Harbor Site. In December 2000, Knife River Corporation - Northwest (“Knife River - Northwest”) was named by the Environmental Protection Agency (“EPA”) as a Potentially Responsible Party (“PRP”) in connection with the cleanup of the riverbed site adjacent to a commercial property site acquired by Knife River - Northwest from Georgia-Pacific West, Inc. along the Willamette River. The riverbed site is part of the Portland, Oregon, Harbor Superfund Site where the EPA wants responsible parties to share in the costs of cleanup. The EPA entered into a consent order with certain other PRPs referred to as the Lower Willamette Group for a remedial investigation and feasibility study. The Lower Willamette Group has indicated that it has incurred over $115 million in investigation related costs. Knife River - Northwest has joined with approximately 100 other PRPs, including the Lower Willamette Group members, in a voluntary process to establish an allocation of costs for the site. Costs to be allocated would include costs incurred by the Lower Willamette Group as well as costs to implement and fund remediation of the site.
In January 2017, the EPA issued a Record of Decision adopting a selected remedy which is expected to take 13 years to complete with a then estimated present value of approximately $1 billion. Corrective action will not be taken until remedial design/remedial action plans are approved by the EPA. In 2020, the EPA encouraged certain PRPs to enter into consent agreements to perform remedial design covering the entire site and proposed dividing the site into multiple subareas for remedial design. Certain PRPs executed consent agreements for remedial design work and certain others were issued unilateral administrative orders to perform design work. Knife River - Northwest is not subject to either a voluntary agreement or unilateral order to perform remedial design work. In February 2021, the EPA announced that 100 percent of the site’s area requiring active cleanup are in the remedial design process. Site-wide remediation activities are not expected to commence for a number of years.
Knife River - Northwest was also notified that the Portland Harbor Natural Resource Trustee Council intends to perform an injury assessment to natural resources resulting from the release of hazardous substances at the site. It is not possible to estimate the costs of natural resource damages until an assessment is completed and allocations are undertaken.
At this time, Knife River - Northwest does not believe it is a responsible party and has notified Georgia-Pacific West, Inc., that it intends to seek indemnity for liabilities incurred in relation to the above matters pursuant to the terms of their sale agreement.
The Company believes it is not probable that it will incur any material environmental remediation costs or damages in relation to the above referenced matter.
Purchase commitments
The Company has entered into various commitments, largely purchased cement, limestone oil, liquid asphalt, fuel and minimum royalties. The commitment terms vary in length, up to 25 years. The commitments under these contracts as of December 31, 2022, were:

	2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Purchase commitments	$80,766	$3,582	$2,582	$2,046	$1,854	$9,821
These commitments were not reflected in the Company’s consolidated financial statements. Amounts purchased under various commitments for the years ended December 31, 2022, 2021 and 2020 were $167.6 million, $137.4 million and $150.0 million, respectively.
Guarantees
Certain subsidiaries of the Company have outstanding guarantees to third parties that guarantee their performance. These guarantees are related to contracts for contracting services, insurance deductibles and loss limits, and certain other guarantees. At December 31, 2022, the fixed maximum amounts guaranteed under these agreements aggregated $11.5 million, which has no scheduled maturity date. There were no amounts outstanding under the previously mentioned guarantees at December 31, 2022. In the event of default under these guarantee obligations, the subsidiary issuing the guarantee for that particular obligation would be required to make payments under its guarantee.
Certain subsidiaries of the Company have outstanding letters of credit to third parties related to insurance policies, cement purchases and other agreements. At December 31, 2022, the fixed maximum amounts guaranteed under these letters of credit aggregated $9.1 million. The amounts of scheduled expiration of the maximum amounts guaranteed under these letters of credit aggregate to $8.6 million in 2023 and $489,000 in 2024. There were no amounts outstanding under the previously mentioned letters of credit at December 31, 2022. In the event of default under these letter of credit obligations, the subsidiary guaranteeing the letter of credit would be obligated for reimbursement of payments made under the letter of credit.
In addition, the Parent has issued guarantees to third parties related to the routine purchase of materials for which no fixed maximum amounts have been specified. These guarantees have no scheduled maturity date. These guarantees include the performance of the Parent’s subsidiaries. If a subsidiary, including the Company, were to default under the obligations of the agreement, the Parent would be required to make payments under the guarantee. There were no amounts outstanding as of December 31, 2022.
In the normal course of business, the Company has surety bonds related to contracts for contracting services and reclamation obligations of its subsidiaries. In the event a subsidiary of the Company does not fulfill a bonded obligation, the Company would be responsible to the surety bond company for completion of the bonded contract or obligation. A large portion of the surety bonds is expected to expire within the next 12 months; however, the Company will likely continue to enter into surety bonds for its subsidiaries in the future. At December 31, 2022, approximately $664.7 million of surety bonds were outstanding, which were not reflected on the Consolidated Balance Sheet.
Contingencies
The Company is party to claims and lawsuits arising out of its business and that of its consolidated subsidiaries, which may include, but are not limited to, matters involving property damage, personal injury, and environmental, contractual and statutory obligations. The Company accrues a liability for those contingencies when the incurrence of a loss is probable and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, in some circumstances, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations management is unable to estimate an amount or range of a reasonably possible loss including, but not limited to when: (1) the damages are unsubstantiated or indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.
At June 30, 2023 and December 31, 2022, the Company accrued contingent liabilities, which have not been discounted, of $970,000 and $1.0 million, respectively. At June 30, 2023 and December 31, 2022, the Company also recorded corresponding insurance receivables of $325,000 in both periods related to the accrued liabilities. The accruals are for contingencies resulting from litigation and environmental matters. Most of these claims and lawsuits are covered by insurance, thus the Company's exposure is typically limited to its deductible amount. The Company will continue to monitor each matter and adjust accruals as might be warranted based on new information and further developments. Management believes that the outcomes with respect to probable and reasonably possible losses in excess of the amounts accrued, net of insurance recoveries, while uncertain, either cannot be estimated or will not have a material effect upon the Company's financial position, results of operations or cash flows. Unless otherwise required by GAAP, legal costs are expensed as they are incurred.
Environmental matters
The Company is a party to claims for the cleanup of a superfund site in Portland, Oregon. There were no material changes to the Company's environmental matters that were previously reported in the audited financial statements and notes included in the Company's Registration Statement on Form 10.
Guarantees
Certain subsidiaries of the Company have outstanding obligations to third parties where the Company has guaranteed their performance. These guarantees are related to contracts for contracting services and certain other guarantees. At June 30, 2023, the fixed maximum amounts guaranteed under these agreements aggregated to $11.5 million, all of which have no scheduled maturity date. Certain of the guarantees also have no fixed maximum amounts specified. There were no amounts outstanding under the previously mentioned guarantees at June 30, 2023.
Certain subsidiaries of the Company have outstanding letters of credit to third parties related to insurance policies, cement purchases and other agreements. At June 30, 2023, the fixed maximum amounts guaranteed under these letters of credit aggregated $4.9 million. At June 30, 2023, the amounts of scheduled expiration of the maximum amounts guaranteed under these letters of credit aggregate to $4.5 million in 2023 and $436,000 in 2024. There were no amounts outstanding under the previously mentioned letters of credit at June 30, 2023.
In the normal course of business, the Company has surety bonds related to contracts for contracting services and reclamation obligations of its subsidiaries. In the event a subsidiary of the Company does not fulfill a bonded obligation, the Company would be responsible to the surety bond company for completion of the bonded contract or obligation. A large portion of the surety bonds is expected to expire within the next 12 months; however, the Company will likely continue to enter into surety bonds for its subsidiaries in the future. At June 30, 2023, approximately $905.4 million of surety bonds were outstanding, which were not reflected on the Consolidated Balance Sheet.